Allowance for Loan Losses - Changes in Allowance for Loan Losses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable Allowance For Credit Losses [Line Items]
Balance, beginning of year	$ 1,981	$ 2,374	$ 2,458
Provision (recovery) charged to operations	2,387	(588)	90	$ (236)	$ (88)
Charge-offs	(134)	(160)	(326)
Recoveries	168	441	152
Net (charge-offs) recoveries	34	281	(174)
Other		(86)
Balance, end of year	4,402	1,981	2,374	2,458
Commercial [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Balance, beginning of year	1,087	1,334	1,401
Provision (recovery) charged to operations	1,653	(571)	132
Charge-offs	(81)	(11)	(245)
Recoveries	94	367	46
Net (charge-offs) recoveries	13	356	(199)
Other		(32)
Balance, end of year	2,753	1,087	1,334	1,401
Non-Commercial [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Balance, beginning of year	894	1,040	1,057
Provision (recovery) charged to operations	734	(17)	(42)
Charge-offs	(53)	(149)	(81)
Recoveries	74	74	106
Net (charge-offs) recoveries	21	(75)	25
Other		(54)
Balance, end of year	$ 1,649	$ 894	$ 1,040	$ 1,057